Pension and Other Postretirement Benefit Plans - Summary of Principal Assumptions Used In Measurement of Net Benefit Costs (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	4.19%	5.32%	5.88%
Expected return on plan assets	7.75%	7.75%	7.75%
Other Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	1.16%	2.32%	2.69%